Earnings per share	6 Months Ended
Jun. 30, 2017
Earnings per share:
Earnings per share
14. Earnings per share:
	Six-month period ended June 30,
	2016			2017
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income	$444,088	-	-	$149,191	-	-

Less: Non-vested common stock dividends declared and undistributed earnings	(1,297)	-	-	(181)	-	-

Basic and diluted EPS Income attributable to common stockholders	$442,791	111,726,952	3.96	$149,010	82,485,348	1.81

Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings/ loss are participating securities and, thus, are included in the two-class method of computing earnings per share for the six-month periods ended June 30, 2016 and 2017. For the six-month period ended June 30, 2016 and 2017, non-vested participating restricted common stock were not included in the computation of diluted earnings per share because the effect is anti-dilutive.
If Company's restructuring plan (Note 3) is completed, common stock or common stock equivalents will be issued thereby diluting currently equity interests.